Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 14: COMMITMENTS AND CONTINGENCIES
As of December 31, 2016, the Company had obligations related to the acquisition of three new pushboats and the expansion of its dry port facility of $10,933 and $8,734, respectively, until the third quarter of 2017.
Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2018.
The Company is subject to legal proceedings, claims and contingencies arising in the ordinary course of business. When such amounts can be estimated and the contingency is probable, management accrues the corresponding liability. While the ultimate outcome of lawsuits or other proceedings against the Company cannot be predicted with certainty, management does not believe the costs, individually or in aggregate of such actions will have a material effect on the Company's consolidated financial position, results of operations or cash flows.
The Company had a dispute with Vale regarding the termination date of a COA contract, which was under arbitration proceedings in New York. The Company has received full security for its claim to date. As of December 31, 2016, related to this arbitration, the Company issued a letter of credit amounting to $2,900 and the total amount was collateralized by a cash deposit, which was presented as restricted cash in the accompanying balance sheets. For details on the New York arbitration ruling in favor of Navios Logistics, please see Note 22 “Subsequent Events”.
On March 30, 2016, the Company received written notice from Vale stating that Vale will not be performing the service contract entered into between CNSA and Vale on September 27, 2013, relating to the iron ore port facility currently under construction in Nueva Palmira, Uruguay. The Company initiated arbitration proceedings in London on June 10, 2016 pursuant to the dispute resolution provisions of the service contract. On December 20, 2016, a London arbitration tribunal ruled that the Vale port contract remains in full force and effect. If Vale were to further repudiate or renounce the contract, we may elect to terminate the contract and then would be entitled to damages calculated by reference to guaranteed volumes and agreed tariffs for the remaining period of the contract.